Capital Management (Tables)	12 Months Ended
Sep. 30, 2024
Capital Management [Abstract]
Schedule of Policies and Processes for Managing Capital	No changes were made to the objectives, policies and processes for managing capital during the years ended September 30, 2024 and 2023. The total capital is calculated as follows:
	As at September 30,
	2024	2023
	$	$

Credit facility	(28,229,902)	(28,747,705)
Term loan	(10,767,007)	(7,718,928)
Bridge loan	(9,913,619)	—
Convertible notes	(40,309,902)	(11,258,950)
Redeemable stock options	—	(6,102,496)
Derivative warrant liability	(629,506)	—
Government grant liabilities	(1,618,343)	(1,468,296)
Less: cash	5,269,084	5,056,040
Net debt	(86,199,195)	(50,240,335)

Equity (deficiency) attributable to owners of the capital stock of the parent	(88,634,694)	7,111,792
	(174,833,889)	(43,128,543)